Deposits - Composition of Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Deposits [Abstract]
Noninterest-bearing demand	$ 1,303,015	$ 1,199,427
NOW accounts, money market and savings	4,005,471	3,601,796
Time certificates, $100,000 or more	733,376	850,817
Other time certificates	1,010,318	1,296,168
Total deposits	$ 7,052,180	$ 6,948,208